UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund -
Capital and Income Fund
Class F

July 31, 2010

1.804853.106

CAI-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 66.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.9%
Energy - 0.5%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,529
Chesapeake Energy Corp. 2.5% 5/15/37	58,270	47,385
		55,914
Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (i)	15,710	14,100
Metals/Mining - 0.4%
Massey Energy Co. 3.25% 8/1/15	57,490	49,551
Telecommunications - 0.9%
NII Holdings, Inc. 3.125% 6/15/12	109,770	105,516
TOTAL CONVERTIBLE BONDS		225,081
Nonconvertible Bonds - 64.3%
Aerospace - 0.8%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	2,918
12% 11/1/14 pay-in-kind (i)	5,196	5,092
Hexcel Corp. 6.75% 2/1/15	10,710	10,603
Sequa Corp.:
11.75% 12/1/15 (i)	52,415	52,546
13.5% 12/1/15 pay-in-kind (i)	21,326	21,753
		92,912
Air Transportation - 2.0%
Air Canada 9.25% 8/1/15 (i)	15,310	15,501
American Airlines, Inc. equipment trust certificate 13% 8/1/16	18,099	20,452
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,398	25,533
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,035	3,813
Continental Airlines, Inc. 7.25% 11/10/19	19,285	20,635
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (i)	5,970	6,477
10% 8/15/08 (a)	6,280	63
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	44,789	45,516
8.021% 8/10/22	22,667	21,930
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	$ 5,910	$ 30
8.875% 6/1/06 (a)	5,900	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,533	11,100
8.028% 11/1/17	4,347	4,129
United Air Lines, Inc.:
9.875% 8/1/13 (i)	8,035	8,517
12% 11/1/13 (i)	12,810	13,931
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	30,484	33,532
		231,855
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (i)	2,920	3,241
Automotive - 3.0%
Accuride Corp. 9.5% 8/1/18 (i)	2,195	2,244
Affinia Group, Inc. 9% 11/30/14	10,625	10,731
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,281
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (i)	6,450	6,708
Ford Motor Credit Co. LLC:
6.625% 8/15/17	33,185	32,812
7% 10/1/13	21,240	22,108
7.375% 2/1/11	3,465	3,526
8% 6/1/14	19,585	20,711
12% 5/15/15	47,160	55,885
General Motors Acceptance Corp.:
6.75% 12/1/14	44,965	44,853
8% 11/1/31	28,080	27,322
General Motors Corp.:
6.75% 5/1/28 (d)	38,530	12,426
7.7% 4/15/16 (d)	22,905	7,444
Lear Corp.:
7.875% 3/15/18	5,000	5,163
8.125% 3/15/20	5,550	5,730
RSC Equipment Rental, Inc. 10% 7/15/17 (i)	9,975	10,973
Tenneco, Inc.:
7.75% 8/15/18 (i)	5,215	5,300
8.125% 11/15/15	4,575	4,747
8.625% 11/15/14	42,537	44,132
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,810
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive, Inc.:
7% 3/15/14 (i)	$ 1,365	$ 1,392
7.25% 3/15/17 (i)	960	965
8.875% 12/1/17 (i)	5,865	6,276
		360,539
Banks and Thrifts - 3.3%
Bank of America Corp.:
8% (j)	20,770	20,718
8.125% (j)	28,615	28,830
CIT Group, Inc.:
7% 5/1/13	7,164	7,111
7% 5/1/14	10,747	10,451
7% 5/1/15	10,747	10,344
7% 5/1/16	17,911	17,015
7% 5/1/17	25,075	23,633
GMAC LLC:
6.75% 12/1/14	16,305	16,142
8% 11/1/31	257,390	250,297
Wells Fargo & Co. 7.98% (j)	7,850	8,105
		392,646
Broadcasting - 1.4%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	6,911
5.5% 9/15/14	9,650	5,694
5.5% 12/15/16	9,055	4,392
5.75% 1/15/13	15,185	12,224
6.25% 3/15/11	655	642
6.875% 6/15/18	6,135	3,160
10.75% 8/1/16	79,760	61,016
11.75% 8/1/16 pay-in-kind (j)	17,199	11,201
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	5,505	5,725
Series B 9.25% 12/15/17 (i)	22,025	23,126
Gray Television, Inc. 10.5% 6/29/15 (i)	7,230	7,085
Univision Communications, Inc. 12% 7/1/14 (i)	27,865	30,303
		171,479
Building Materials - 0.5%
General Cable Corp. 7.125% 4/1/17	3,350	3,375
Headwaters, Inc. 11.375% 11/1/14	3,945	4,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 11% 12/1/13	$ 36,024	$ 38,186
Texas Industries, Inc. 9.25% 8/15/20 (i)	12,995	13,092
		58,716
Cable TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	10,605	11,135
8.125% 4/30/20 (i)	25,275	26,855
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (i)	23,590	23,649
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	78,728	93,687
EchoStar Communications Corp.:
6.625% 10/1/14	19,130	19,560
7% 10/1/13	4,085	4,259
7.125% 2/1/16	107,205	109,617
Videotron Ltd. 6.875% 1/15/14	3,630	3,675
		292,437
Capital Goods - 0.4%
Aircastle Ltd. 9.75% 8/1/18 (i)	6,195	6,272
Blount, Inc. 8.875% 8/1/12	6,070	6,093
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,020
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,760
Terex Corp. 10.875% 6/1/16	19,250	21,271
		42,416
Chemicals - 2.1%
Ashland, Inc. 9.125% 6/1/17	9,595	10,914
Chemtura Corp. 6.875% 6/1/16 (d)	4,540	5,062
Georgia Gulf Corp. 9% 1/15/17 (i)	11,390	11,988
LBI Escrow Corp. 8% 11/1/17 (i)	25,850	27,143
MacDermid, Inc. 9.5% 4/15/17 (i)	2,460	2,528
Momentive Performance Materials, Inc.:
9.75% 12/1/14	53,075	53,738
10.125% 12/1/14 pay-in-kind (j)	38,041	37,851
11.5% 12/1/16	51,245	47,719
NOVA Chemicals Corp. 3.7476% 11/15/13 (j)	6,425	5,991
OXEA Finance & Cy SCA 9.5% 7/15/17 (i)	12,740	13,441
Solutia, Inc.:
7.875% 3/15/20	7,850	8,243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.: - continued
8.75% 11/1/17	$ 4,270	$ 4,644
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,820
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	14,418
		251,500
Consumer Products - 0.6%
ACCO Brands Corp. 10.625% 3/15/15	2,335	2,580
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	714
Easton-Bell Sports, Inc. 9.75% 12/1/16	5,640	5,936
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,790
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Reddy Ice Corp.:
11.25% 3/15/15 (i)	16,670	17,420
13.25% 11/1/15 (i)	15,537	15,304
Revlon Consumer Products Corp. 9.75% 11/15/15	14,575	15,158
Sealy Mattress Co. 10.875% 4/15/16 (i)	5,858	6,561
		66,488
Containers - 0.9%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,752
Berry Plastics Holding Corp.:
4.4121% 9/15/14 (j)	2,415	2,149
8.875% 9/15/14	46,790	47,258
10.25% 3/1/16	19,510	18,535
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,339
7.5% 12/15/96	17,610	13,163
Solo Cup Co. 8.5% 2/15/14	10,300	9,322
Vitro SAB de CV:
8.625% 2/1/12 (d)	4,980	2,428
9.125% 2/1/17 (d)	10,510	5,124
		103,070
Diversified Financial Services - 5.4%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)	6,080	5,077
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,693	1,659
GMAC, Inc. 8% 3/15/20 (i)	64,705	66,646
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	64,055	63,895
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18	$ 64,055	$ 63,735
Ineos Finance PLC 9% 5/15/15 (i)	9,695	9,877
International Lease Finance Corp.:
4.75% 1/13/12	9,725	9,385
5% 9/15/12	10,525	10,051
5.625% 9/20/13	25,525	24,121
5.65% 6/1/14	30,989	28,897
6.375% 3/25/13	15,690	15,219
6.625% 11/15/13	66,966	64,957
8.625% 9/15/15 (i)	28,470	29,039
8.75% 3/15/17 (i)	42,465	43,420
Offshore Group Investment Ltd. 11.5% 8/1/15 (i)	10,090	10,002
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	13,020	13,053
Sprint Capital Corp. 8.75% 3/15/32	161,915	164,141
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (i)	14,860	16,049
		639,223
Diversified Media - 0.7%
CanWest Media, Inc. 8% 9/15/12 (d)	2,087	2,087
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,368
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,893
8.5% 7/15/29	13,600	12,852
MDC Partners, Inc. 11% 11/1/16 (i)	3,250	3,543
Nielsen Finance LLC/Nielsen Finance Co.:
11.5% 5/1/16	18,515	20,922
11.625% 2/1/14	9,580	10,825
		80,490
Electric Utilities - 1.6%
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,310
Energy Future Holdings Corp.:
10% 1/15/20 (i)	31,425	31,504
10.875% 11/1/17	29,710	20,797
12% 11/1/17 pay-in-kind (j)	7,518	4,659
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	95,581	95,103
Intergen NV 9% 6/30/17 (i)	23,300	24,290
Tenaska Alabama Partners LP 7% 6/30/21 (i)	4,573	4,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (j)	$ 8,337	$ 5,099
Utilicorp United, Inc. 7.95% 2/1/11 (f)	175	180
		194,355
Energy - 6.8%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,705
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,866
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	117,725	87,117
Berry Petroleum Co.:
8.25% 11/1/16	13,210	13,375
10.25% 6/1/14	8,525	9,378
Chaparral Energy, Inc. 8.5% 12/1/15	20,100	19,447
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	31,125
6.875% 11/15/20	12,540	13,057
9.5% 2/15/15	11,255	12,634
Complete Production Services, Inc. 8% 12/15/16	11,475	11,561
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	23,830	23,890
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,680
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	17,995	18,715
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,289
9.75% 3/1/16	6,305	6,936
Drummond Co., Inc. 7.375% 2/15/16	21,735	21,952
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	0
0% 11/17/08 (d)(j)	4,095	0
6.4% 7/15/06 (d)	3,270	0
6.625% 11/15/05 (d)	13,290	0
6.75% 8/1/09 (d)	3,320	0
6.875% 10/15/07 (d)	8,050	0
6.95% 7/15/28 (d)	7,270	0
7.125% 5/15/07 (d)	1,390	0
7.375% 5/15/19 (d)	8,400	0
7.875% 6/15/03 (d)	1,390	0
9.125% 4/1/03 (d)	285	0
9.875% 6/5/03 (d)	1,268	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
EXCO Resources, Inc. 7.25% 1/15/11	$ 3,410	$ 3,410
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	20,850	19,599
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	19,475	17,430
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	0
LINN Energy LLC 8.625% 4/15/20 (i)	34,825	37,002
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,342
8% 5/15/17	20,325	22,484
11.75% 6/30/16	19,080	24,041
OPTI Canada, Inc.:
7.875% 12/15/14	34,255	29,631
8.25% 12/15/14	5,025	4,359
9% 12/15/12 (i)	11,525	11,698
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	19,613
Petroleum Development Corp. 12% 2/15/18	21,910	23,225
Pioneer Drilling Co. 9.875% 3/15/18 (i)	12,300	12,300
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,465
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,580
Range Resources Corp. 7.375% 7/15/13	5,530	5,599
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	12,950	13,371
SandRidge Energy, Inc.:
8% 6/1/18 (i)	11,240	11,212
8.625% 4/1/15 pay-in-kind (j)	10,040	10,090
Southern Natural Gas Co.:
7.35% 2/15/31	32,148	34,708
8% 3/1/32	17,820	20,590
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,827
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,420
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17	16,260	18,780
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,509
7.5% 4/1/17	6,635	7,581
7.625% 4/1/37	7,450	8,316
8% 2/1/16	4,390	5,158
8.375% 6/15/32	6,100	7,276
Venoco, Inc. 11.5% 10/1/17	12,960	13,867
W&T Offshore, Inc. 8.25% 6/15/14 (i)	28,470	27,331
		810,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 0.3%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (i)	$ 9,985	$ 10,185
MCE Finance Ltd. 10.25% 5/15/18 (i)	27,575	28,816
		39,001
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	5,760	6,278
Food and Drug Retail - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	4,935
Rite Aid Corp.:
8.625% 3/1/15	3,410	2,847
9.375% 12/15/15	12,780	10,639
9.5% 6/15/17	18,995	15,386
		33,807
Food/Beverage/Tobacco - 0.5%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	22,609
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	215
Michael Foods Group, Inc. 9.75% 7/15/18 (i)	6,535	6,780
Smithfield Foods, Inc. 10% 7/15/14 (i)	21,185	23,727
		53,331
Gaming - 2.3%
FireKeepers Development Authority 13.875% 5/1/15 (i)	7,760	9,079
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	27,665	27,043
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	23,664
MGM Mirage, Inc.:
5.875% 2/27/14	16,535	13,931
6.625% 7/15/15	50,390	42,328
6.75% 4/1/13	8,845	8,093
6.875% 4/1/16	12,170	10,010
7.5% 6/1/16	29,290	24,604
7.625% 1/15/17	13,710	11,482
9% 3/15/20 (i)	12,600	13,199
10.375% 5/15/14	5,900	6,505
11.125% 11/15/17	2,160	2,441
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	9,779
11.5% 11/1/17 (i)	26,760	26,760
Scientific Games Corp. 6.25% 12/15/12	3,050	3,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	$ 8,350	$ 7,014
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	850
6.5% 2/1/14 (d)	58,215	76
6.625% 3/15/18 (d)	60,505	79
6.875% 3/1/16 (d)	64,220	83
7.75% 8/15/16 (d)	65,520	1,310
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	2,645	1,190
12.75% 1/15/13 (d)	4,965	6
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	5,431	2,960
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (i)	28,660	29,054
		274,605
Healthcare - 2.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	27,800	29,746
Capella Healthcare, Inc. 9.25% 7/1/17 (i)	12,115	12,690
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (j)	41,993	41,888
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,161
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (i)	22,375	22,263
HCA, Inc.:
5.75% 3/15/14	13,098	12,672
6.25% 2/15/13	6,490	6,506
6.375% 1/15/15	4,250	4,123
6.75% 7/15/13	6,490	6,555
Invacare Corp. 9.75% 2/15/15	7,340	7,891
InVentiv Health, Inc. 10% 8/15/18 (i)	3,060	3,091
Mylan, Inc.:
7.625% 7/15/17 (i)	14,010	14,851
7.875% 7/15/20 (i)	25,280	27,176
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (i)	18,270	18,681
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	5,324
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,616
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	2,834	2,969
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
United Surgical Partners International, Inc. 8.875% 5/1/17	$ 3,390	$ 3,458
Ventas Realty LP 6.5% 6/1/16	3,670	3,753
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	37,096	38,023
		270,437
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	24,975	28,284
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	24,060
Realogy Corp.:
10.5% 4/15/14	56,149	48,429
11.75% 4/15/14 pay-in-kind (j)	23,392	19,300
		120,073
Insurance - 0.8%
American International Group, Inc.:
4.25% 5/15/13	6,315	6,315
5.05% 10/1/15	10,310	9,872
5.45% 5/18/17	31,980	30,061
5.6% 10/18/16	17,810	17,053
5.85% 1/16/18	5,625	5,344
8.25% 8/15/18	19,120	20,506
USI Holdings Corp. 4.3109% 11/15/14 (i)(j)	3,495	2,936
		92,087
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (i)	21,230	21,655
GWR Operating Partnership LLP 10.875% 4/1/17 (i)	15,820	15,899
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	18,268
		55,822
Metals/Mining - 3.1%
Aleris International, Inc.:
6% 6/1/20 (i)	151	710
9.75% 12/15/14 pay-in-kind (d)(j)	12,670	5
CONSOL Energy, Inc.:
8% 4/1/17 (i)	23,400	24,921
8.25% 4/1/20 (i)	24,035	25,838
Drummond Co., Inc. 9% 10/15/14 (i)	7,700	8,124
FMG Finance Property Ltd.:
10% 9/1/13 (i)	21,855	23,877
10.625% 9/1/16 (i)	73,870	85,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	$ 76,065	$ 85,193
International Coal Group, Inc. 9.125% 4/1/18	9,520	9,948
Novelis, Inc. 11.5% 2/15/15	4,535	5,125
Peabody Energy Corp. 7.875% 11/1/26	26,690	28,892
Severstal Columbus LLC 10.25% 2/15/18 (i)	25,330	26,470
Teck Resources Ltd.:
10.25% 5/15/16	16,145	19,535
10.75% 5/15/19	18,455	23,047
		367,005
Paper - 0.3%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,078
Glatfelter 7.125% 5/1/16	2,400	2,400
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	4,535	0
NewPage Corp.:
6.5944% 5/1/12 (j)	8,670	4,422
11.375% 12/31/14	18,665	17,265
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	22,675	0
Stone Container Corp. 8.375% 7/1/12 (d)	11,660	0
Temple-Inland, Inc. 6.625% 1/15/16	630	646
		39,811
Publishing/Printing - 1.5%
Cenveo Corp. 10.5% 8/15/16 (i)	13,585	13,721
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,391
The Reader's Digest Association, Inc. 9.5% 2/15/17 (i)(j)	47,450	47,687
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	104,870	101,724
		173,523
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,972
7.625% 12/1/13	7,670	7,938
12.5% 4/1/16	6,550	7,860
TFM SA de CV 9.375% 5/1/12	1,967	2,016
		26,786
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	5,235	5,615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (i)	$ 8,885	$ 9,196
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (i)	10,005	10,405
7.875% 7/15/20 (i)	13,340	13,974
Garda World Security Corp. 9.75% 3/15/17 (i)	8,160	8,548
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,934
MediMedia USA, Inc. 11.375% 11/15/14 (i)	3,780	3,421
NCO Group, Inc. 11.875% 11/15/14	9,865	9,150
Penhall International Corp. 12% 8/1/14 (i)	6,510	4,166
The Geo Group, Inc. 7.75% 10/15/17 (i)	3,000	3,098
		64,892
Shipping - 0.9%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	9,590	9,878
9.5% 12/15/14	23,110	22,648
Teekay Corp. 8.5% 1/15/20	13,815	14,368
Trico Shipping AS 11.875% 11/1/14 (i)	35,175	33,944
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,205
Western Express, Inc. 12.5% 4/15/15 (i)	11,540	11,309
		101,352
Specialty Retailing - 0.3%
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	10,418
9.625% 6/1/15 pay-in-kind (j)	19,661	16,666
Michaels Stores, Inc.:
0% 11/1/16 (e)	2,020	1,874
10% 11/1/14	3,270	3,401
		32,359
Steels - 0.5%
Edgen Murray Corp. 12.25% 1/15/15 (i)	31,925	26,977
International Steel Group, Inc. 6.5% 4/15/14	24,820	27,369
RathGibson, Inc. 11.25% 2/15/14 (d)	11,220	140
		54,486
Super Retail - 0.3%
Sonic Automotive, Inc. 9% 3/15/18	7,115	7,257
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	$ 24,866	$ 24,338
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	3,210	3,371
		34,966
Technology - 3.2%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (i)	5,570	5,626
8.125% 12/15/17	13,000	13,683
Amkor Technology, Inc. 7.375% 5/1/18 (i)	12,685	12,828
Avago Technologies Finance Ltd. 11.875% 12/1/15	25,080	27,400
Avaya, Inc.:
9.75% 11/1/15	28,685	27,394
10.125% 11/1/15 pay-in-kind (j)	16,680	15,930
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (i)	4,245	4,287
6.875% 1/15/20 (i)	4,245	4,341
Ceridian Corp.:
11.25% 11/15/15	18,535	17,516
12.25% 11/15/15 pay-in-kind (j)	4,920	4,687
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind	303	304
9.25% 4/15/18 (i)	10,160	10,529
10.125% 3/15/18 (i)	19,050	20,288
GeoEye, Inc. 9.625% 10/1/15 (i)	4,005	4,195
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	61,871
6.5% 1/15/28	31,722	21,412
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	8,475	8,941
New ASAT Finance Ltd. 9.25% 2/1/11 (d)	7,582	0
NXP BV/NXP Funding LLC:
3.2759% 10/15/13 (j)	22,805	21,551
9.75% 8/1/18 (i)	11,365	11,933
Open Solutions, Inc. 9.75% 2/1/15 (i)	4,070	3,175
Spansion LLC 11.25% 1/15/16 (d)(i)	20,560	21,537
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,543
Unisys Corp.:
12.5% 1/15/16	15,080	16,475
12.75% 10/15/14 (i)	2,160	2,462
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Unisys Corp.: - continued
14.25% 9/15/15 (i)	$ 1,732	$ 2,026
Viasystems, Inc. 12% 1/15/15 (i)	15,180	16,527
		381,461
Telecommunications - 13.3%
Citizens Communications Co.:
7.125% 3/15/19	9,315	9,455
7.875% 1/15/27	12,690	11,992
9% 8/15/31	18,030	18,481
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	66,275	69,337
Clearwire Escrow Corp. 12% 12/1/15 (i)	15,990	16,729
Digicel Group Ltd.:
8.875% 1/15/15 (i)	84,295	85,770
9.125% 1/15/15 pay-in-kind (i)(j)	34,404	35,006
10.5% 4/15/18 (i)	81,505	87,007
12% 4/1/14 (i)	34,455	39,451
DigitalGlobe, Inc. 10.5% 5/1/14	10,935	11,892
Frontier Communications Corp.:
8.25% 4/15/17 (i)	28,365	30,243
8.5% 4/15/20 (i)	28,470	30,463
Global Crossing Ltd. 12% 9/15/15 (i)	12,175	13,423
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,541
Intelsat Bermuda Ltd.:
11.25% 2/4/17	102,170	108,811
12.5% 2/4/17 pay-in-kind (j)	186,724	185,297
Intelsat Corp.:
9.25% 8/15/14	24,885	25,694
9.25% 6/15/16	28,330	30,242
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	16,390	17,332
9.5% 6/15/16	61,522	65,829
11.5% 6/15/16	10,045	10,798
Intelsat Ltd. 11.25% 6/15/16	68,520	74,087
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,513
Millicom International Cellular SA 10% 12/1/13	14,815	15,259
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	43,760
7.375% 8/1/15	25,105	24,854
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 10% 8/15/16	$ 51,970	$ 57,427
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)	8,080	8,565
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	24,980	25,667
Sprint Capital Corp.:
6.875% 11/15/28	206,071	179,282
6.9% 5/1/19	14,915	14,225
Sprint Nextel Corp. 6% 12/1/16	24,955	23,520
U.S. West Communications:
7.25% 9/15/25	2,025	2,025
7.25% 10/15/35	7,860	7,447
7.5% 6/15/23	1,710	1,716
ViaSat, Inc. 8.875% 9/15/16	5,120	5,491
Wind Acquisition Finance SA:
11.75% 7/15/17 (i)	78,090	83,166
12% 12/1/15 (i)	21,630	22,928
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(j)	53,241	50,555
		1,583,280
Textiles & Apparel - 0.1%
Levi Strauss & Co. New:
7.625% 5/15/20 (i)	7,900	8,019
8.875% 4/1/16	8,445	8,878
		16,897
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (i)	4,845	4,748
TOTAL NONCONVERTIBLE BONDS		7,624,530
TOTAL CORPORATE BONDS (Cost $7,533,056)		7,849,611
Common Stocks - 14.2%
	Shares	Value (000s)
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	$ 26
Air Transportation - 0.9%
Delta Air Lines, Inc. (a)	4,377,260	52,002
UAL Corp. (a)	2,000,000	47,480
		99,482
Automotive - 2.2%
BorgWarner, Inc. (a)	1,500,000	65,790
Group 1 Automotive, Inc. (a)(g)	1,100,000	30,492
Tenneco, Inc. (a)	1,294,500	35,728
The Goodyear Tire & Rubber Co. (a)	2,000,000	21,340
TRW Automotive Holdings Corp. (a)	3,100,000	108,779
		262,129
Building Materials - 0.4%
Nortek, Inc. (a)(h)	1,281,297	51,252
Nortek, Inc. warrants 12/7/14 (a)	37,280	36
		51,288
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)	503,582	18,381
Comcast Corp. Class A	1,931,504	37,606
Liberty Global, Inc. Class A (a)	9,320	273
		56,260
Capital Goods - 0.0%
MagnaChip Semiconductor LLC (a)	1,758,435	246
Remy International, Inc. (a)	173,534	2,256
		2,502
Chemicals - 0.9%
Celanese Corp. Class A	38,430	1,079
Georgia Gulf Corp. (a)(h)	2,677,079	41,093
LyondellBasell Industries NV:
Class A (a)	1,753,094	31,556
Class B (a)	1,606,329	28,914
Sterling Chemicals, Inc. (a)	897	9
		102,651
Containers - 0.0%
Constar International, Inc. (a)(h)	114,950	920
Diversified Media - 0.1%
Discovery Communications, Inc. (a)	62,500	2,413
Discovery Communications, Inc. Class C (a)	62,500	2,149
		4,562
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 0.1%
AES Corp. (a)	1,162,505	$ 11,985
Portland General Electric Co.	20,217	386
		12,371
Energy - 0.7%
Denbury Resources, Inc. (a)	2,000,000	31,680
Forest Oil Corp. (a)	619,993	17,726
Valero Energy Corp.	525,000	8,920
Williams Companies, Inc.	1,450,000	28,145
		86,471
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	174
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	35,510
Metals/Mining - 1.7%
Aleris International, Inc. (k)	174,420	6,279
Alpha Natural Resources, Inc. (a)	1,600,000	61,328
Haynes International, Inc.	147,429	4,962
Intermet Corp. (a)(k)	521,664	0
Massey Energy Co.	1,000,000	30,580
Teck Resources Ltd. Class B (sub. vtg.)	2,750,000	96,816
		199,965
Paper - 0.2%
Smurfit-Stone Container Enterprises, Inc. (a)	1,227,030	25,584
Publishing/Printing - 0.7%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	191
HMH Holdings, Inc. (a)(k)	10,300,913	59,230
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	1,501
RDA Holding Co. (a)	974,133	19,483
RDA Holding Co. warrants 2/19/14 (a)(k)	46,934	0
SuperMedia, Inc. (a)(g)	28,716	606
		81,381
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	66
Services - 0.6%
Visa, Inc. Class A	1,025,000	75,184
Shipping - 0.5%
Navios Maritime Holdings, Inc.	2,865,350	16,075
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
Teekay Corp.	1,500,000	$ 41,430
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		57,505
Steels - 0.0%
Rathgibson Acquisition Co. LLC Class A (a)(k)	544,400	2,889
Technology - 4.0%
Apple, Inc. (a)	235,000	60,454
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)	2,510,300	0
Avago Technologies Ltd.	3,600,000	78,336
Cisco Systems, Inc. (a)	2,000,000	46,140
CommScope, Inc. (a)	2,200,000	44,748
Google, Inc. Class A (a)	100,000	48,485
Intel Corp.	1,800,000	37,080
National Semiconductor Corp.	3,800,000	52,440
ON Semiconductor Corp. (a)	1,556,230	10,505
Skyworks Solutions, Inc. (a)	4,000,000	70,120
Spansion, Inc. Class A (a)	1,659,408	27,911
		476,219
Telecommunications - 0.4%
American Tower Corp. Class A (a)	15,912	736
Leap Wireless International, Inc. (a)	1,400,000	16,646
MetroPCS Communications, Inc. (a)	3,100,000	27,745
		45,127
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	659,302	3,455
TOTAL COMMON STOCKS (Cost $1,735,268)		1,681,722
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	36,907
Energy - 0.0%
Chesapeake Energy Corp. 4.50%	25,819	1,975
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(k)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		40,345
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.6%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00% (a)	56,261	$ 8
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (i)	81,351	66,504
TOTAL NONCONVERTIBLE PREFERRED STOCKS		66,512
TOTAL PREFERRED STOCKS (Cost $82,062)		106,857
Floating Rate Loans - 12.5%
	Principal Amount (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.2878% 2/21/13 (j)	$ 389	366
Tranche 2LN, term loan 10.5378% 2/21/14 (j)	650	423
Sequa Corp. term loan 3.79% 12/3/14 (j)	44,738	41,607
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (j)	250	242
		42,638
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,811	1,834
Tranche 2LN, term loan 3.5909% 4/30/14 (j)	8,446	7,686
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (j)	51,499	46,092
US Airways Group, Inc. term loan 2.8288% 3/23/14 (j)	31,364	25,954
		81,566
Automotive - 0.7%
AM General LLC:
Credit-Linked Deposit 3.3472% 9/30/12 (j)	159	141
Tranche B, term loan 3.4472% 9/30/13 (j)	3,007	2,662
Visteon Corp. term loan 4.426% 6/13/13 (d)(j)	78,925	84,844
		87,647
Banks and Thrifts - 0.0%
CIT Group, Inc.:
term loan 13% 1/20/12 (j)	2	2
Tranche A, term loan 9.5% 1/20/12 (j)	10	10
		12
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (j)	$ 79,505	$ 69,368
Cable TV - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (j)	75,239	71,289
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (j)	21,030	19,768
Chemicals - 0.3%
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (j)	27,659	25,861
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (j)	4,741	4,818
Tranche B 2LN, term loan 9% 9/20/10 (j)	1,274	1,294
		31,973
Containers - 0.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.3409% 4/3/15 (j)	49,418	45,773
Diversified Financial Services - 0.5%
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (j)	54,693	42,934
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (j)	15,266	15,304
		58,238
Electric Utilities - 2.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.846% 10/10/14 (j)	99,697	77,514
Tranche B2, term loan 3.975% 10/10/14 (j)	101,641	78,772
Tranche B3, term loan 3.846% 10/10/14 (j)	107,411	82,975
		239,261
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (j)	1,942	1,748
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (d)(j)	9,423	4,099
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.602% 2/16/14 (d)(j)	646	501
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (j)	$ 537	$ 498
Tranche B, term loan 2.1% 5/23/14 (j)	2,658	2,466
		3,465
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (j)	7,712	6,960
Homebuilding/Real Estate - 1.3%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (j)	9,890	8,629
Tranche 2LN, term loan 13.5% 10/15/17	49,165	51,623
Tranche B, term loan 3.3472% 10/10/13 (j)	36,733	32,050
Tranche DD, term loan 3.3801% 10/10/13 (j)	68,852	59,901
		152,203
Metals/Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (d)(j)	2,884	3
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (j)	1,492	1,477
Tranche 1LN, term loan 7% 5/8/14 (d)(j)	7,212	721
Tranche DD, term loan 5.884% 12/1/10 (j)(l)	517	512
		2,710
Publishing/Printing - 1.1%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.5975% 6/12/14 (j)	96,351	87,680
Idearc, Inc. term loan 10.25% 12/31/15 (j)	5,790	4,864
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (j)	48,232	42,745
		135,289
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (j)	207	181
term loan 2.875% 6/14/14 (j)	2,142	1,874
		2,055
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (j)	3,135	2,727
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (d)(j)	4,230	635
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.:
term loan 2.8906% 7/24/14 (j)	$ 23,590	$ 21,762
Tranche DD, term loan 2.85% 7/24/14 (j)	2,431	2,242
		27,366
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.7103% 5/28/13 (j)	24,688	23,207
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (j)	17,004	15,984
Tranche B2, term loan 5.0106% 7/31/16 (j)	73,268	70,337
		109,528
Technology - 1.3%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5909% 10/1/14 (j)	6,185	5,845
Tranche B A2, term loan 2.5972% 10/1/14 (j)	179	169
Tranche B A3, term loan 2.5956% 10/1/14 (j)	209	197
Tranche B-A, term loan 2.5954% 10/1/14 (j)	21,524	20,340
Tranche B-B, term loan 2.5956% 10/1/12 (j)	7,308	7,071
Freescale Semiconductor, Inc. term loan 4.5956% 12/1/16 (j)	90,235	82,791
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (j)	34,101	31,885
Tranche 2LN, term loan 6.2834% 6/11/15 (j)	8,615	8,033
Open Solutions, Inc. term loan 2.625% 1/23/14 (j)	1,064	910
		157,241
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (j)	65,515	61,257
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.6577% 3/21/15 (j)	12,400	12,400
		73,657
Textiles & Apparel - 0.1%
Levi Strauss & Co. New term loan 2.5972% 4/4/14 (j)	5,840	5,387
Trucking & Freight - 0.5%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (j)	55,586	53,919
TOTAL FLOATING RATE LOANS (Cost $1,340,752)		1,483,163
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	41,750,000	$ 835
Idearc, Inc. Claim (a)	6,829,194	0
TOTAL OTHER (Cost $460)		835
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.24% (b)	635,088,051	635,088
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,599,600	3,600
TOTAL MONEY MARKET FUNDS (Cost $638,688)		638,688
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $6,447)	$ 6,447	6,447
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $11,336,733)		11,767,323
NET OTHER ASSETS (LIABILITIES) - 0.8%		97,570
NET ASSETS - 100%		$ 11,864,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,608,398,000 or 22.0% of net assets.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,316,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 6,105
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 185,168
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $316,000 and $313,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,447,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 2,576
Banc of America Securities LLC	975
Barclays Capital, Inc.	2,896
$ 6,447
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 349
Fidelity Securities Lending Cash Central Fund	42
Total	$ 391
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ 1,897	$ -	$ -	$ -	$ 920
Georgia Gulf Corp.	53,613	-	-	-	41,093
Nortek, Inc.	60,221	-	-	-	51,252
Total	$ 115,731	$ -	$ -	$ -	$ 93,265
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 448,654	$ 326,054	$ 115,620	$ 6,980
Energy	221,784	219,809	1,975	-
Financials	66,504	-	66,504	-
Health Care	35,510	35,510	-	-
Industrials	166,871	166,809	36	26
Information Technology	551,649	551,403	-	246
Materials	240,101	230,933	6,279	2,889
Telecommunication Services	45,135	45,135	-	-
Utilities	12,371	12,371	-	-
Corporate Bonds	7,849,611	-	7,823,584	26,027
Floating Rate Loans	1,483,163	-	1,483,160	3
Other	835	-	-	835
Money Market Funds	638,688	638,688	-	-
Cash Equivalents	6,447	-	6,447	-
Total Investments in Securities:	$ 11,767,323	$ 2,226,712	$ 9,503,605	$ 37,006
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,232
Total Realized Gain (Loss)	83
Total Unrealized Gain (Loss)	(5,204)
Cost of Purchases	3,512
Proceeds of Sales	(49,162)
Amortization/Accretion	806
Transfers in to Level 3	71,756
Transfers out of Level 3	(17)
Ending Balance	$ 37,006
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (19,747)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $11,186,062,000. Net unrealized appreciation aggregated $581,261,000, of which $1,363,025,000 related to appreciated investment securities and $781,764,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2010

1.819942.105

FFH-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.6%
	Principal Amount	Value
Aerospace - 0.8%
BE Aerospace, Inc. 8.5% 7/1/18	$ 3,260,000	$ 3,545,250
Esterline Technologies Corp. 7% 8/1/20 (b)	925,000	945,813
		4,491,063
Air Transportation - 2.5%
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	25,831	21,698
8.608% 10/1/12	2,020,000	1,979,600
10.375% 7/2/19	719,962	820,757
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	69,346	64,839
8.388% 5/1/22	16,557	16,226
9.798% 4/1/21	256,232	240,859
Continental Airlines, Inc. 9.25% 5/10/17	1,160,000	1,200,600
Delta Air Lines, Inc. 9.5% 9/15/14 (b)	630,000	683,550
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,764,748	1,707,394
8.954% 8/10/14	2,811,249	2,867,474
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,192,170	1,132,562
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	134,082	117,992
9.75% 1/15/17	1,836,830	2,020,513
12% 1/15/16 (b)	315,103	342,674
		13,216,738
Automotive - 2.4%
Ford Motor Credit Co. LLC:
6.625% 8/15/17	1,480,000	1,463,350
7% 4/15/15	1,390,000	1,442,125
8% 12/15/16	4,255,000	4,541,796
8.125% 1/15/20	2,500,000	2,674,013
Lear Corp. 7.875% 3/15/18	1,330,000	1,373,225
Navistar International Corp. 8.25% 11/1/21	1,550,000	1,631,375
		13,125,884
Banks and Thrifts - 2.4%
Bank of America Corp.:
8% (d)	2,540,000	2,533,650
8.125% (d)	4,060,000	4,090,450
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	2,975,000	2,558,500
Zions Bancorp. 7.75% 9/23/14	3,480,000	3,610,058
		12,792,658
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.9%
Belo Corp. 8% 11/15/16	$ 4,440,000	$ 4,673,100
Cable TV - 5.2%
CSC Holdings LLC:
8.5% 4/15/14	285,000	308,513
8.5% 6/15/15	4,895,000	5,268,244
8.625% 2/15/19	4,235,000	4,637,325
EchoStar Communications Corp.:
6.625% 10/1/14	1,545,000	1,579,763
7.125% 2/1/16	6,395,000	6,538,888
7.75% 5/31/15	3,525,000	3,674,813
UPC Germany GmbH 8.125% 12/1/17 (b)	4,110,000	4,202,475
Videotron Ltd. 9.125% 4/15/18	1,820,000	2,029,300
		28,239,321
Capital Goods - 0.9%
Aircastle Ltd. 9.75% 8/1/18 (b)	1,190,000	1,204,875
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,681,000
Case New Holland, Inc. 7.75% 9/1/13	2,005,000	2,105,250
		4,991,125
Chemicals - 1.1%
LBI Escrow Corp. 8% 11/1/17 (b)	4,515,000	4,740,750
NOVA Chemicals Corp.:
3.7476% 11/15/13 (d)	831,000	774,908
6.5% 1/15/12	670,000	678,375
		6,194,033
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	305,000	337,025
Containers - 0.7%
Greif, Inc. 6.75% 2/1/17	3,805,000	3,843,050
Diversified Financial Services - 6.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,450,000	6,433,875
8% 1/15/18	5,740,000	5,711,300
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	470,000	324,300
International Lease Finance Corp.:
5.625% 9/20/13	585,000	552,825
5.65% 6/1/14	4,090,000	3,813,925
6.375% 3/25/13	135,000	130,950
6.625% 11/15/13	615,000	596,550
8.625% 9/15/15 (b)	6,505,000	6,635,100
8.75% 3/15/17 (b)	3,130,000	3,200,425
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Penson Worldwide, Inc. 12.5% 5/15/17 (b)	$ 195,000	$ 195,488
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	3,250,000	3,428,750
SLM Corp. 8% 3/25/20	2,280,000	2,023,500
		33,046,988
Diversified Media - 1.8%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	3,425,000	3,484,938
10% 7/15/17	4,000,000	4,640,000
Liberty Media Corp.:
8.25% 2/1/30	1,505,000	1,399,650
8.5% 7/15/29	115,000	108,675
		9,633,263
Electric Utilities - 5.4%
AES Corp.:
7.75% 3/1/14	1,290,000	1,348,050
7.75% 10/15/15	4,225,000	4,436,250
8% 10/15/17	4,550,000	4,823,000
9.75% 4/15/16	505,000	566,863
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	4,005,000	4,185,225
Intergen NV 9% 6/30/17 (b)	3,865,000	4,029,263
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	805,000	845,250
NRG Energy, Inc. 7.375% 2/1/16	2,645,000	2,697,900
NSG Holdings II, LLC 7.75% 12/15/25 (b)	5,265,000	4,738,500
Otter Tail Corp. 9% 12/15/16	1,343,000	1,437,010
		29,107,311
Energy - 7.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	985,000	950,242
6.95% 6/15/19	460,000	462,360
Chesapeake Energy Corp. 7.625% 7/15/13	4,760,000	5,069,400
Continental Resources, Inc. 7.375% 10/1/20 (b)	1,470,000	1,470,000
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	2,007,500
Drummond Co., Inc. 7.375% 2/15/16	4,290,000	4,332,900
El Paso Corp.:
7% 6/15/17	2,005,000	2,105,250
7.25% 6/1/18	1,865,000	1,958,250
Forest Oil Corp. 8.5% 2/15/14	495,000	530,888
Frontier Oil Corp. 8.5% 9/15/16	3,860,000	3,937,200
Pan American Energy LLC 7.875% 5/7/21 (b)	1,600,000	1,632,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pioneer Natural Resources Co.:
6.65% 3/15/17	$ 4,125,000	$ 4,259,063
7.5% 1/15/20	2,265,000	2,417,888
Plains Exploration & Production Co.:
7% 3/15/17	565,000	559,350
7.625% 6/1/18	4,560,000	4,639,800
7.75% 6/15/15	3,835,000	3,902,113
10% 3/1/16	785,000	863,500
Range Resources Corp. 6.75% 8/1/20 (c)	1,370,000	1,378,494
		42,476,198
Food and Drug Retail - 1.3%
Albertsons, Inc.:
7.45% 8/1/29	4,530,000	3,759,900
7.75% 6/15/26	50,000	42,313
8% 5/1/31	1,630,000	1,409,950
SUPERVALU, Inc. 8% 5/1/16	1,620,000	1,624,050
		6,836,213
Food/Beverage/Tobacco - 0.2%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	1,275,000	1,217,625
Gaming - 3.6%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (b)(d)	40,000	25,600
8% 11/15/13 (b)	70,000	47,250
Scientific Games Corp.:
7.875% 6/15/16 (b)	5,210,000	5,236,050
9.25% 6/15/19	2,955,000	3,147,075
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	690,000	679,650
7.25% 5/1/12	895,000	881,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,305,000	3,404,150
6.625% 12/1/14	2,845,000	2,930,350
7.75% 8/15/20 (b)	3,000,000	3,041,250
		19,392,950
Healthcare - 8.3%
HCA, Inc.:
7.25% 9/15/20	4,030,000	4,251,650
8.5% 4/15/19	6,230,000	6,884,150
9.125% 11/15/14	4,525,000	4,762,563
9.25% 11/15/16	935,000	1,009,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind (d)	$ 3,276,591	$ 3,489,569
9.875% 2/15/17	620,000	691,300
Mylan, Inc.:
7.625% 7/15/17 (b)	705,000	747,300
7.875% 7/15/20 (b)	955,000	1,026,625
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,105,000	4,161,444
7% 1/15/16	5,950,000	6,039,250
7.5% 2/15/20 (b)	655,000	684,475
Senior Housing Properties Trust 6.75% 4/15/20	4,085,000	4,166,700
Valeant Pharmaceuticals International 7.625% 3/15/20 (b)	770,000	916,300
Ventas Realty LP:
6.5% 6/1/16	710,000	725,975
6.5% 6/1/16	2,620,000	2,678,950
6.625% 10/15/14	2,305,000	2,351,100
		44,587,151
Homebuilding/Real Estate - 1.4%
DuPont Fabros Technology LP 8.5% 12/15/17	2,125,000	2,257,813
KB Home 7.25% 6/15/18	1,970,000	1,797,625
Lennar Corp.:
5.6% 5/31/15	1,205,000	1,090,525
12.25% 6/1/17	1,960,000	2,239,300
		7,385,263
Hotels - 1.9%
Host Hotels & Resorts LP:
6.875% 11/1/14	135,000	137,025
9% 5/15/17	4,845,000	5,232,600
Host Marriott LP 7.125% 11/1/13	4,765,000	4,848,388
		10,218,013
Leisure - 3.9%
GWR Operating Partnership LLP 10.875% 4/1/17 (b)	2,175,000	2,185,875
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,635,000	1,663,613
7.25% 3/15/18	1,130,000	1,107,400
11.875% 7/15/15	1,555,000	1,803,800
yankee:
7% 6/15/13	4,325,000	4,422,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 6/15/16	$ 7,215,000	$ 7,215,000
7.5% 10/15/27	3,130,000	2,785,700
		21,183,701
Metals/Mining - 2.0%
Arch Coal, Inc. 8.75% 8/1/16 (b)	755,000	807,850
CONSOL Energy, Inc.:
8% 4/1/17 (b)	4,830,000	5,143,950
8.25% 4/1/20 (b)	1,335,000	1,435,125
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	337,600
Massey Energy Co. 6.875% 12/15/13	3,010,000	2,998,713
		10,723,238
Paper - 2.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	3,300,000	3,399,000
Domtar Corp.:
7.125% 8/15/15	338,000	359,970
10.75% 6/1/17	925,000	1,137,750
Rock-Tenn Co. 9.25% 3/15/16	3,120,000	3,369,600
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	3,450,000	3,760,500
		12,026,820
Services - 1.0%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (b)	1,805,000	1,877,200
7.875% 7/15/20 (b)	585,000	612,788
FTI Consulting, Inc.:
7.625% 6/15/13	1,560,000	1,585,350
7.75% 10/1/16	1,100,000	1,116,500
		5,191,838
Shipping - 2.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (b)	5,940,000	6,118,200
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	312,075
8.125% 3/30/18	2,820,000	2,876,400
Teekay Corp. 8.5% 1/15/20	2,075,000	2,158,000
		11,464,675
Steels - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,503,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - continued
Steel Dynamics, Inc.: - continued
7.375% 11/1/12	$ 1,660,000	$ 1,755,450
7.625% 3/15/20 (b)	685,000	700,413
		5,959,113
Super Retail - 3.5%
AutoNation, Inc. 6.75% 4/15/18	2,840,000	2,847,100
Ltd. Brands, Inc.:
7% 5/1/20	520,000	535,600
8.5% 6/15/19	2,075,000	2,308,438
Netflix, Inc. 8.5% 11/15/17	4,355,000	4,746,950
QVC, Inc. 7.125% 4/15/17 (b)	555,000	568,154
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (b)	7,365,000	7,733,250
		18,739,492
Technology - 4.7%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (b)	5,000,000	5,050,000
Amkor Technology, Inc. 7.375% 5/1/18 (b)	6,725,000	6,800,656
Jabil Circuit, Inc.:
7.75% 7/15/16	1,180,000	1,268,500
8.25% 3/15/18	1,335,000	1,455,150
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	302,400
6.5% 1/15/28	5,000	3,375
Seagate HDD Cayman 6.875% 5/1/20 (b)	580,000	574,200
Seagate Technology HDD Holdings 6.8% 10/1/16	1,780,000	1,784,450
Xerox Capital Trust I 8% 2/1/27	8,029,000	8,099,245
		25,337,976
Telecommunications - 11.9%
Citizens Communications Co.:
7.875% 1/15/27	1,375,000	1,299,375
9% 8/15/31	6,545,000	6,708,625
Cricket Communications, Inc. 7.75% 5/15/16	4,235,000	4,362,050
Equinix, Inc. 8.125% 3/1/18	3,045,000	3,166,800
Frontier Communications Corp.:
7.875% 4/15/15 (b)	1,405,000	1,485,788
8.125% 10/1/18	3,740,000	3,955,050
8.25% 5/1/14	1,785,000	1,914,413
8.25% 4/15/17 (b)	2,075,000	2,212,365
8.5% 4/15/20 (b)	1,335,000	1,428,450
Nextel Communications, Inc.:
5.95% 3/15/14	1,960,000	1,886,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13	$ 6,865,000	$ 6,830,675
7.375% 8/1/15	6,570,000	6,504,300
NII Capital Corp.:
8.875% 12/15/19	2,780,000	2,932,900
10% 8/15/16	3,915,000	4,326,075
Qwest Communications International, Inc.:
7.125% 4/1/18 (b)	2,855,000	2,933,513
7.5% 2/15/14	285,000	292,125
8% 10/1/15 (b)	1,460,000	1,554,900
Qwest Corp.:
3.7871% 6/15/13 (d)	810,000	818,100
8.375% 5/1/16	1,180,000	1,337,766
Sprint Capital Corp. 6.875% 11/15/28	500,000	435,000
Sprint Nextel Corp.:
6% 12/1/16	1,705,000	1,606,963
8.375% 8/15/17	900,000	942,750
U.S. West Communications 7.5% 6/15/23	5,238,000	5,257,643
		64,192,126
Textiles & Apparel - 0.3%
Phillips-Van Heusen Corp. 7.375% 5/15/20	1,380,000	1,438,650
TOTAL NONCONVERTIBLE BONDS (Cost $436,536,274)		472,062,601
Floating Rate Loans - 4.5%

Automotive - 2.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (d)	6,135,178	5,521,661
Tranche C, term loan 2.2788% 12/27/15 (d)	3,163,644	2,823,552
Ford Motor Co. term loan 3.35% 12/15/13 (d)	6,959,694	6,750,903
		15,096,116
Diversified Financial Services - 0.6%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (d)	1,985,000	2,002,369
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	741,000	745,668
Tranche 2LN, term loan 7% 3/17/16 (d)	544,000	545,360
		3,293,397
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (d)	$ 253,579	$ 235,828
term loan 3.5334% 3/30/14 (d)	4,475,390	4,162,113
		4,397,941
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,765,038
TOTAL FLOATING RATE LOANS (Cost $22,718,459)		24,552,492
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.24% (a) (Cost $48,948,462)	48,948,462	48,948,462
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $508,203,195)		545,563,555
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(6,718,914)
NET ASSETS - 100%		$ 538,844,641
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,988,190 or 19.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,997
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 472,062,601	$ -	$ 472,062,601	$ -
Floating Rate Loans	24,552,492	-	24,552,492	-
Money Market Funds	48,948,462	48,948,462	-	-
Total Investments in Securities:	$ 545,563,555	$ 48,948,462	$ 496,615,093	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $504,307,269. Net unrealized appreciation aggregated $41,256,286, of which $42,177,184 related to appreciated investment securities and $920,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund -
High Income Fund
Class F

July 31, 2010

1.804875.106

SPH-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.9%
Building Materials - 0.1%
General Cable Corp. 0.875% 11/15/13	$ 3,500	$ 3,102
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	4,300	6,736
General Cable Corp. 4.5% 11/15/29 (e)	3,940	3,739
		10,475
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	17,058
Healthcare - 0.2%
Alere, Inc. 3% 5/15/16	4,000	3,560
Invitrogen Corp. 3.25% 6/15/25	10,000	10,688
		14,248
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	8,500
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	1,930
Technology - 0.1%
CommScope, Inc. 3.25% 7/1/15	10,000	10,198
TOTAL CONVERTIBLE BONDS		65,511
Nonconvertible Bonds - 78.4%
Aerospace - 0.6%
Esterline Technologies Corp. 7% 8/1/20 (f)	8,375	8,563
Sequa Corp.:
11.75% 12/1/15 (f)	30,635	30,712
13.5% 12/1/15 pay-in-kind (f)	3,198	3,262
		42,537
Air Transportation - 0.7%
Air Canada 9.25% 8/1/15 (f)	9,270	9,386
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,546
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (f)	3,785	4,107
10% 8/15/08 (a)	1,980	20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	636
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
7.041% 10/1/23	$ 8,493	$ 8,493
7.691% 4/1/17	7,776	7,231
United Air Lines, Inc. 9.875% 8/1/13 (f)	4,870	5,162
		51,176
Automotive - 2.4%
Accuride Corp. 9.5% 8/1/18 (f)	1,335	1,365
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	5,051
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,598
Ford Motor Credit Co. LLC:
7.5% 8/1/12	13,245	13,841
8% 12/15/16	3,960	4,227
8.125% 1/15/20	20,830	22,280
General Motors Corp. 8.25% 7/15/23 (c)	6,425	2,185
Lear Corp.:
7.875% 3/15/18	3,040	3,139
8.125% 3/15/20	3,375	3,485
Navistar International Corp. 8.25% 11/1/21	16,795	17,677
Tenneco, Inc.:
7.75% 8/15/18 (f)	3,180	3,232
8.125% 11/15/15	36,585	37,957
8.625% 11/15/14	13,120	13,612
10.25% 7/15/13	4,305	4,375
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	16,475	18,699
TRW Automotive, Inc.:
7% 3/15/14 (f)	13,910	14,188
8.875% 12/1/17 (f)	3,685	3,943
		170,854
Banks and Thrifts - 3.8%
Bank of America Corp. 8.125% (g)	18,040	18,175
CIT Group, Inc.:
7% 5/1/13	5,927	5,883
7% 5/1/14	7,533	7,326
7% 5/1/15	20,459	19,691
7% 5/1/16	47,940	45,543
7% 5/1/17	29,127	27,452
Citigroup Capital XXI 8.3% 12/21/77 (g)	8,880	9,146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 29,855	$ 30,377
6.625% 5/15/12	8,040	8,181
6.75% 12/1/14	19,665	19,468
6.875% 9/15/11	7,466	7,615
6.875% 8/28/12	8,276	8,462
7.5% 12/31/13	10,240	10,573
8% 11/1/31	8,272	8,045
Wells Fargo & Co. 7.98% (g)	13,310	13,743
Wells Fargo Capital XIII 7.7% (g)	7,175	7,283
Zions Bancorp. 7.75% 9/23/14	27,255	28,274
		275,237
Broadcasting - 1.4%
Clear Channel Communications, Inc. 10.75% 8/1/16	55,825	42,706
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)	3,405	3,541
Series B 9.25% 12/15/17 (f)	13,625	14,306
LIN Television Corp. 6.5% 5/15/13	5,595	5,511
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (f)(g)	17,926	15,592
7% 1/15/14	5,899	5,457
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	11,270	11,495
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	644
		99,252
Building Materials - 1.7%
General Cable Corp.:
2.908% 4/1/15 (g)	16,425	14,906
7.125% 4/1/17	19,795	19,943
Goodman Global Group, Inc. 0% 12/15/14 (f)	19,780	12,264
Masco Corp. 7.125% 3/15/20	9,025	8,732
Nortek, Inc. 11% 12/1/13	53,090	56,275
Texas Industries, Inc. 9.25% 8/15/20 (f)	7,865	7,924
		120,044
Cable TV - 2.4%
Cablevision Systems Corp. 8.625% 9/15/17 (f)	23,705	25,395
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	6,340	6,657
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	$ 17,670	$ 17,714
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	23,727	28,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(g)	31,320	33,043
10.875% 9/15/14 (e)(f)	15,405	17,292
CSC Holdings LLC:
8.5% 4/15/14	12,890	13,953
8.625% 2/15/19	9,355	10,244
EchoStar Communications Corp. 7.125% 2/1/16	18,295	18,707
		171,241
Capital Goods - 1.3%
Aircastle Ltd. 9.75% 8/1/18 (f)	3,750	3,797
Amsted Industries, Inc. 8.125% 3/15/18 (f)	15,960	16,359
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,236
Coleman Cable, Inc. 9% 2/15/18	19,520	19,520
Esco Corp.:
4.4121% 12/15/13 (f)(g)	1,090	981
8.625% 12/15/13 (f)	18,645	19,018
SPX Corp. 7.625% 12/15/14	14,410	15,077
Terex Corp. 10.875% 6/1/16	8,765	9,685
		94,673
Chemicals - 1.8%
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	14,663
Georgia Gulf Corp. 9% 1/15/17 (f)	13,320	14,019
LBI Escrow Corp. 8% 11/1/17 (f)	18,305	19,220
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	40,156
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,470
8.375% 11/1/16	14,485	14,847
8.625% 11/1/19	13,425	13,761
PolyOne Corp. 8.875% 5/1/12	10,440	11,119
		134,255
Containers - 0.9%
Berry Plastics Corp. 5.2759% 2/15/15 (g)	58,885	56,824
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Berry Plastics Holding Corp. 8.875% 9/15/14	$ 3,145	$ 3,176
Solo Cup Co. 8.5% 2/15/14	2,415	2,186
		62,186
Diversified Financial Services - 4.3%
Capital One Capital V 10.25% 8/15/39	17,700	19,160
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	55,745	55,466
Ineos Finance PLC 9% 5/15/15 (f)	5,805	5,914
International Lease Finance Corp.:
5.3% 5/1/12	4,945	4,797
5.625% 9/20/13	11,125	10,513
5.65% 6/1/14	7,935	7,399
5.875% 5/1/13	8,230	7,880
6.375% 3/25/13	2,185	2,119
6.625% 11/15/13	14,900	14,453
8.625% 9/15/15 (f)	84,335	86,022
8.75% 3/15/17 (f)	56,175	57,439
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)	6,115	6,061
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	7,765	7,784
Sprint Capital Corp. 8.75% 3/15/32	25,170	25,516
		310,523
Diversified Media - 1.0%
Entravision Communication Corp. 8.75% 8/1/17 (f)	7,725	7,802
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,697
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	8,855	8,611
10% 8/1/14	14,919	15,516
11.5% 5/1/16	21,670	24,487
11.625% 2/1/14	7,760	8,769
		72,882
Electric Utilities - 4.3%
AES Corp.:
8% 10/15/17	34,975	37,074
9.75% 4/15/16	8,265	9,277
Calpine Corp. 7.875% 7/31/20 (f)	52,460	52,853
Calpine Generating Co. LLC 3.9963% 4/1/09 (c)(g)	50	0
CMS Energy Corp. 8.75% 6/15/19	7,635	8,427
Edison Mission Energy 7.2% 5/15/19	30,445	20,474
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings Corp.:
10% 1/15/20 (f)	$ 6,050	$ 6,065
10.875% 11/1/17	2,047	1,433
12% 11/1/17 pay-in-kind (g)	1,438	891
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10% 12/1/20	8,783	8,739
Intergen NV 9% 6/30/17 (f)	12,760	13,302
Mirant Americas Generation LLC:
8.5% 10/1/21	16,100	15,295
9.125% 5/1/31	39,770	37,384
Mirant North America LLC 7.375% 12/31/13	5,510	5,662
NRG Energy, Inc.:
7.25% 2/1/14	7,830	8,006
7.375% 2/1/16	9,855	10,052
NSG Holdings II, LLC 7.75% 12/15/25 (f)	17,425	15,683
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,681
7.875% 6/15/17	28,800	27,288
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,585	3,460
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	30,715	20,886
Series B, 10.25% 11/1/15	5,790	3,879
		310,811
Energy - 6.1%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16 (f)	5,645	5,701
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	50,125	37,093
Chesapeake Energy Corp.:
6.5% 8/15/17	18,810	19,092
6.625% 1/15/16	12,505	12,786
7% 8/15/14	5,960	6,079
7.625% 7/15/13	10,985	11,699
9.5% 2/15/15	23,175	26,014
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	10,827	10,854
11.75% 7/15/14 (f)	6,130	6,682
Continental Resources, Inc. 7.375% 10/1/20 (f)	7,790	7,790
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,356
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,383
El Paso Corp. 8.25% 2/15/16	5,070	5,476
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	13,765	13,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 35,760	$ 36,296
8.5% 2/15/14	5,000	5,363
Global Geophysical Services, Inc. 10.5% 5/1/17 (f)	16,335	16,335
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,160	9,550
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	12,750	11,411
LINN Energy LLC 8.625% 4/15/20 (f)	21,130	22,451
OPTI Canada, Inc.:
7.875% 12/15/14	6,810	5,891
8.25% 12/15/14	49,865	43,258
Parker Drilling Co. 9.125% 4/1/18 (f)	6,290	6,282
Petrohawk Energy Corp. 10.5% 8/1/14	5,000	5,556
Pioneer Drilling Co. 9.875% 3/15/18 (f)	10,385	10,385
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,854
Plains Exploration & Production Co.:
7% 3/15/17	38,740	38,353
7.625% 6/1/18	3,510	3,571
7.625% 4/1/20	13,585	13,755
10% 3/1/16	17,525	19,278
Quicksilver Resources, Inc. 7.125% 4/1/16	2,710	2,615
Thermon Industries, Inc. 9.5% 5/1/17 (f)	3,440	3,517
		445,147
Entertainment/Film - 0.3%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)	6,050	6,171
MCE Finance Ltd. 10.25% 5/15/18 (f)	18,135	18,951
		25,122
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	6,230	6,432
Food and Drug Retail - 1.7%
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,167
7.5% 3/1/17	8,060	7,355
9.375% 12/15/15	17,560	14,619
9.5% 6/15/17	53,850	43,619
10.25% 10/15/19	4,530	4,643
10.375% 7/15/16	21,400	22,149
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,090
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.: - continued
8% 5/1/16	$ 7,815	$ 7,835
Tops Markets LLC 10.125% 10/15/15 (f)	10,945	11,574
		124,051
Food/Beverage/Tobacco - 0.6%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	11,910	11,374
Constellation Brands, Inc. 8.375% 12/15/14	21,625	23,355
Dean Foods Co. 7% 6/1/16	7,415	7,100
		41,829
Gaming - 0.9%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,395	2,599
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	11,243
6.75% 9/1/12	9,860	9,281
6.75% 4/1/13	6,430	5,883
7.625% 1/15/17	12,970	10,862
13% 11/15/13	4,615	5,400
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	6,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20 (f)	9,045	9,169
7.875% 11/1/17 (f)	5,000	5,138
		65,919
Healthcare - 6.2%
Alere, Inc. 9% 5/15/16	9,480	9,622
Apria Healthcare Group, Inc. 12.375% 11/1/14 (f)	14,225	15,292
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (g)	38,055	42,051
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,355
Community Health Systems, Inc. 8.875% 7/15/15	28,665	30,207
DaVita, Inc. 7.25% 3/15/15	5,395	5,550
HCA, Inc.:
7.25% 9/15/20	4,515	4,763
7.5% 11/6/33	4,775	4,226
7.875% 2/15/20	30,715	33,249
8.5% 4/15/19	17,355	19,177
9.125% 11/15/14	9,475	9,972
9.25% 11/15/16	34,855	37,643
9.625% 11/15/16 pay-in-kind (g)	30,988	33,002
9.875% 2/15/17	3,130	3,490
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Inverness Medical Innovations, Inc. 7.875% 2/1/16	$ 17,140	$ 17,054
Omega Healthcare Investors, Inc.:
7% 1/15/16	10,260	10,414
7.5% 2/15/20 (f)	10,885	11,375
Psychiatric Solutions, Inc. 7.75% 7/15/15	4,570	4,616
Senior Housing Properties Trust 6.75% 4/15/20	2,720	2,774
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	17,185	18,861
9.25% 2/1/15	5,535	5,839
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (g)	18,156	16,604
Ventas Realty LP:
6.5% 6/1/16	15,840	16,196
6.5% 6/1/16	2,560	2,618
6.75% 4/1/17	10,140	10,419
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	80,194	82,199
		452,568
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	21,155	23,958
KB Home 6.25% 6/15/15	7,230	6,652
Realogy Corp. 10.5% 4/15/14	26,585	22,930
Standard Pacific Corp. 8.375% 5/15/18	8,935	8,712
		62,252
Hotels - 0.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,026
9% 5/15/17	11,500	12,420
Host Marriott LP:
6.375% 3/15/15	5,515	5,549
7.125% 11/1/13	7,590	7,723
		45,718
Insurance - 0.1%
American International Group, Inc. 5.45% 5/18/17	9,235	8,681
Leisure - 1.5%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	12,080	12,140
NCL Corp. Ltd. 11.75% 11/15/16	56,455	62,665
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,712
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
11.875% 7/15/15	$ 22,575	$ 26,187
yankee 7.25% 6/15/16	2,720	2,720
		106,424
Metals/Mining - 2.9%
Arch Coal, Inc. 8.75% 8/1/16 (f)	8,990	9,619
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% 12/15/17 (f)	11,085	11,639
CONSOL Energy, Inc.:
8% 4/1/17 (f)	32,920	35,060
8.25% 4/1/20 (f)	22,415	24,096
Drummond Co., Inc. 9% 10/15/14 (f)	4,850	5,117
FMG Finance Property Ltd.:
10% 9/1/13 (f)	15,550	16,988
10.625% 9/1/16 (f)	37,690	43,532
Massey Energy Co. 6.875% 12/15/13	23,355	23,267
Novelis, Inc. 7.25% 2/15/15 (e)	15,695	15,970
Peabody Energy Corp. 7.375% 11/1/16	4,640	5,023
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	4,923
Teck Resources Ltd.:
10.25% 5/15/16	7,130	8,627
10.75% 5/15/19	6,520	8,142
		212,003
Paper - 1.5%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	7,410	7,781
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	8,290	8,539
Cascades, Inc. 7.75% 12/15/17	7,135	7,349
Domtar Corp.:
9.5% 8/1/16	6,915	7,849
10.75% 6/1/17	7,350	9,041
Glatfelter 7.125% 5/1/16	4,440	4,440
NewPage Corp. 11.375% 12/31/14	21,025	19,448
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	37,750	37,373
11.5% 7/1/14	10,035	10,938
		112,758
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 2.3%
Cadmus Communications Corp. 8.375% 6/15/14	$ 6,590	$ 5,651
Cenveo Corp.:
7.875% 12/1/13	24,769	24,150
10.5% 8/15/16 (f)	24,375	24,619
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(g)	22,125	22,236
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	83,380	80,879
Valassis Communications, Inc. 8.25% 3/1/15	7,152	7,474
		165,009
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,413
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	14,725	14,835
Landry's Restaurants, Inc. 11.625% 12/1/15	3,290	3,529
		18,364
Services - 4.4%
Ahern Rentals, Inc. 9.25% 8/15/13	6,300	2,016
ARAMARK Corp. 3.8444% 2/1/15 (g)	42,890	39,459
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9359% 5/15/14 (g)	11,500	10,178
7.625% 5/15/14	13,305	13,172
7.75% 5/15/16	13,930	13,373
9.625% 3/15/18 (f)	26,855	27,795
Corrections Corp. of America 6.25% 3/15/13	5,640	5,725
Hertz Corp. 8.875% 1/1/14	12,640	12,988
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	54,730	54,456
Penhall International Corp. 12% 8/1/14 (f)	4,370	2,797
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(g)	68,430	71,680
The Geo Group, Inc. 7.75% 10/15/17 (f)	3,255	3,361
United Rentals North America, Inc.:
7% 2/15/14	2,645	2,632
7.75% 11/15/13	7,845	7,923
9.25% 12/15/19	19,400	20,370
10.875% 6/15/16	28,105	31,267
		319,192
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	10,484
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	23,940	24,658
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.: - continued
9.5% 12/15/14	$ 5,210	$ 5,106
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,500
Teekay Corp. 8.5% 1/15/20	8,355	8,689
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,509
		92,946
Steels - 1.2%
AK Steel Corp. 7.625% 5/15/20	18,150	18,150
Edgen Murray Corp. 12.25% 1/15/15 (f)	45,480	38,431
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	21,415	20,585
Steel Dynamics, Inc. 7.625% 3/15/20 (f)	8,330	8,517
		85,683
Super Retail - 3.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	32,809
8% 3/15/14	31,355	31,355
Ltd. Brands, Inc. 7% 5/1/20	8,485	8,740
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (e)	15,945	17,838
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (g)	59,025	60,500
Sonic Automotive, Inc. 8.625% 8/15/13	6,187	6,264
The May Department Stores Co. 5.75% 7/15/14	6,140	6,309
Toys 'R' Us, Inc. 7.875% 4/15/13	2,015	2,058
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	44,500	50,063
		215,936
Technology - 5.6%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)	3,375	3,409
Amkor Technology, Inc. 7.375% 5/1/18 (f)	7,565	7,650
Avaya, Inc.:
9.75% 11/1/15	13,755	13,136
10.125% 11/1/15 pay-in-kind (g)	88,163	84,195
Ceridian Corp. 11.25% 11/15/15	9,515	8,992
First Data Corp.:
9.875% 9/24/15	65,185	52,800
9.875% 9/24/15	21,950	17,505
10.55% 9/24/15 pay-in-kind (g)	56,201	41,058
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	27,392
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
9.25% 4/15/18 (f)	$ 20,240	$ 20,975
10.125% 12/15/16	4,435	3,992
10.125% 3/15/18 (f)	22,110	23,547
Lucent Technologies, Inc. 6.45% 3/15/29	20,125	13,584
NXP BV/NXP Funding LLC 10% 7/15/13 (f)	6,669	7,303
Serena Software, Inc. 10.375% 3/15/16	6,855	6,718
SunGard Data Systems, Inc.:
9.125% 8/15/13	22,680	22,964
10.625% 5/15/15	4,570	5,027
Telcordia Technologies, Inc. 11% 5/1/18 (f)	9,320	9,180
Viasystems, Inc. 12% 1/15/15 (f)	9,625	10,479
Xerox Capital Trust I 8% 2/1/27	29,285	29,541
		409,447
Telecommunications - 10.1%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	33,315	32,482
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	30,480	31,888
Clearwire Escrow Corp. 12% 12/1/15 (f)	11,160	11,676
Cricket Communications, Inc.:
9.375% 11/1/14	12,875	13,310
10% 7/15/15	27,720	29,383
Digicel Group Ltd.:
8.875% 1/15/15 (f)	2,110	2,147
9.125% 1/15/15 pay-in-kind (f)(g)	31,562	32,114
Frontier Communications Corp.:
7.875% 4/15/15 (f)	9,060	9,581
8.25% 5/1/14	12,695	13,615
8.25% 4/15/17 (f)	16,755	17,864
8.5% 4/15/20 (f)	48,020	51,381
8.75% 4/15/22 (f)	18,475	19,698
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)	59,075	58,624
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	55,140	59,000
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,448
MetroPCS Wireless, Inc.:
9.25% 11/1/14	8,005	8,365
9.25% 11/1/14	4,880	5,100
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	8,446
6.875% 10/31/13	9,655	9,607
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15	$ 87,180	$ 86,308
Qwest Communications International, Inc. 8% 10/1/15 (f)	20,945	22,306
Sprint Capital Corp. 6.9% 5/1/19	58,970	56,243
Sprint Nextel Corp. 8.375% 8/15/17	14,670	15,367
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	26,870	28,617
12% 12/1/15 (f)	5,200	5,512
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(g)	34,051	32,333
Windstream Corp.:
7% 3/15/19	7,750	7,479
8.125% 8/1/13	7,580	8,073
8.125% 9/1/18 (f)	11,785	11,932
8.625% 8/1/16	8,675	9,044
		729,943
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	9,065	9,450
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	8,010	7,850
TOTAL NONCONVERTIBLE BONDS		5,685,808
TOTAL CORPORATE BONDS (Cost $5,429,653)		5,751,319
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f) (Cost $2,666)	3,221	2,999
Common Stocks - 0.8%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	12,082
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	20,125
Common Stocks - continued
	Shares	Value (000s)
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	106,517	$ 3,888
Chemicals - 0.3%
Georgia Gulf Corp. (a)	677,855	10,405
LyondellBasell Industries NV:
Class A (a)	306,249	5,512
Class B (a)	280,688	5,052
		20,969
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(h)	499,406	2,872
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	357
RDA Holding Co. warrants 2/19/14 (a)(h)	54,645	0
		3,229
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	143,778	753
TOTAL COMMON STOCKS (Cost $111,162)		61,046
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.8%
Banks and Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	26,578	24,452
Fifth Third Bancorp 8.50%	87,254	11,542
Huntington Bancshares, Inc. 8.50%	41,262	41,470
Wells Fargo & Co. 7.50%	24,113	23,438
		100,902
Diversified Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	30,000	27,680
TOTAL CONVERTIBLE PREFERRED STOCKS		128,582
Nonconvertible Preferred Stocks - 0.2%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0
Diversified Financial Services - 0.2%
Citigroup Capital IX 6.00%	145,000	3,196
Citigroup Capital XII 8.50%	400,000	10,460
		13,656
TOTAL PREFERRED STOCKS (Cost $124,443)		142,238
Floating Rate Loans - 12.3%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.79% 12/3/14 (g)	$ 30,412	$ 28,283
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5909% 4/30/14 (g)	10,978	9,990
US Airways Group, Inc. term loan 2.8288% 3/23/14 (g)	31,565	26,120
		36,110
Automotive - 1.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (g)	34,181	30,763
Tranche C, term loan 2.2788% 12/27/15 (g)	17,439	15,564
Ford Motor Co. term loan 3.35% 12/15/13 (g)	33,644	32,635
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (g)	8,505	7,910
		86,872
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (g)	52,189	45,535
VNU, Inc. term loan 2.345% 8/9/13 (g)	7,215	6,873
		52,408
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (g)	65,480	62,043
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (g)	12,990	12,211
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (g)	12,643	12,723
Tranche 2LN, term loan 7% 3/17/16 (g)	9,272	9,295
		22,018
Electric Utilities - 2.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (g)	972	904
term loan 3.5334% 3/30/14 (g)	27,238	25,331
Calpine Corp. Tranche D, term loan 3.415% 3/29/14 (g)	8,715	8,213
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.846% 10/10/14 (g)	$ 66,383	$ 51,612
Tranche B2, term loan 3.975% 10/10/14 (g)	84,370	65,387
		151,447
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.3472% 11/14/14 (g)	6,785	5,564
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.1% 6/4/14 (g)	13,995	12,350
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.7878% 7/25/14 (g)	19,115	18,087
Tranche DD, term loan 2.7878% 7/25/14 (g)	981	928
HCA, Inc.:
Tranche B, term loan 2.7834% 11/17/13 (g)	9,546	9,164
Tranche B2, term loan 3.7834% 3/31/17 (g)	22,892	22,206
VWR Funding, Inc. term loan 2.8472% 6/29/14 (g)	15,315	14,090
		64,475
Homebuilding/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,067
Publishing/Printing - 1.2%
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (g)	100,233	88,832
Restaurants - 0.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (g)	5,143	4,500
term loan 2.875% 6/14/14 (g)	56,752	49,658
		54,158
Services - 0.2%
ServiceMaster Co.:
term loan 2.8906% 7/24/14 (g)	13,333	12,300
Tranche DD, term loan 2.85% 7/24/14 (g)	1,328	1,225
		13,525
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.7606% 10/31/13 (g)	15,153	14,243
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.4666% 4/6/13 (g)	12,382	11,670
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - 1.9%
Avaya, Inc. term loan 3.2597% 10/24/14 (g)	$ 103,696	$ 91,762
Freescale Semiconductor, Inc. term loan 4.5956% 12/1/16 (g)	26,271	24,103
SunGard Data Systems, Inc. term loan 2.0946% 2/28/14 (g)	27,175	25,613
		141,478
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (g)	23,546	22,016
TOTAL FLOATING RATE LOANS (Cost $865,186)		888,770
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.24% (b) (Cost $308,811)	308,810,610	308,811
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $3,651)	$ 3,651	3,651
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $6,845,572)		7,158,834
NET OTHER ASSETS (LIABILITIES) - 1.2%		89,667
NET ASSETS - 100%		$ 7,248,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,769,289,000 or 24.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,625,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 32,140
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$3,651,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 1,459
Banc of America Securities LLC	552
Barclays Capital, Inc.	1,640
$ 3,651
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,550	$ 3,888	$ 30,552	$ 1,110
Financials	126,640	50,190	76,450	-
Industrials	20,125	20,125	-	-
Materials	20,969	20,969	-	-
Corporate Bonds	5,751,319	-	5,751,319	240
Commercial Mortgage Securities	2,999	-	2,999	-
Floating Rate Loans	888,770	-	888,770	-
Money Market Funds	308,811	308,811	-	-
Cash Equivalents	3,651	-	3,651	-
Total Investments in Securities:	$ 7,158,834	$ 403,983	$ 6,753,501	$ 1,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,553
Total Realized Gain (Loss)	(2,778)
Total Unrealized Gain (Loss)	18,722
Cost of Purchases	-
Proceeds of Sales	(18,159)
Amortization/Accretion	12
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (699)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $6,785,585,000. Net unrealized appreciation aggregated $373,249,000, of which $574,353,000 related to appreciated investment securities and $201,104,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010